Insurance Program Liabilities (Tables)	12 Months Ended
Jun. 27, 2015
Insurance [Abstract]
Summary of Activity in All Types of Deductible Insurance Program Liabilities

third-party insurance carriers, subject to certain limitations. A summary of the activity in all types of deductible liabilities appears below:

(In millions)
Balance at June 30, 2012	$69.5
Charged to costs and expenses	123.6
Payments	(114.9)

Net balance at June 29, 2013	78.2
Charged to costs and expenses	119.7
Payments	(115.1)

Net balance at June 28, 2014	82.8
Charged to costs and expenses	127.6
Payments	(126.4)

Net balance at June 27, 2015	$84.0